Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (6,315,385)	$ (8,770,044)	$ (354,111)